Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
DAC and VOBA	$ 6,339	$ 5,777	$ 5,860
Annuities
Segment Reporting Information [Line Items]
DAC and VOBA	4,820	3,724	3,829
Life
Segment Reporting Information [Line Items]
DAC and VOBA	787	969	942
Run-off
Segment Reporting Information [Line Items]
DAC and VOBA	584	974	1,026
Corporate & Other
Segment Reporting Information [Line Items]
DAC and VOBA	$ 148	$ 110	$ 63